SHARE OF PROFIT / (LOSS) FROM ASSOCIATES	12 Months Ended
Dec. 31, 2024
SHARE OF PROFIT / (LOSS) FROM ASSOCIATES [Abstract]
SHARE OF PROFIT / (LOSS) FROM ASSOCIATES
11.	SHARE OF PROFIT / (LOSS) FROM ASSOCIATES

	2024	2023	2022
EGS (liquidated)	-	(4,747)	(2,929)
TGU (liquidated)	(58,271)	(33,290)	(39,583)
Link	302,071	(28,161)	653,768
Total	243,800	(66,198)	611,256